Other (income)/expense, net (Details Textual) - INR (₨) ₨ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Miscellaneous income, net	[1]		₨ 377	₨ 723	₨ 495
Litigation settlement compensation received [Member]
Miscellaneous income, net		₨ 417

[1]	During the three months ended March 31, 2017, the Company entered into an agreement with Galderma Laboratories, LP to settle the ongoing litigation relating to the Company’s launch of a generic product in the United States. Pursuant to the settlement, the Company recorded an amount of Rs.417, representing the relevant consideration attributable to settlement of such litigation.